Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	$ 4,640
Ending Balance		311	$ 4,640	[1]
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		6,088	5,829
Additions			328
Reclassified as held for sale (note 15)		(5,773)
Exchange realignment		13	(69)
Ending Balance		328	6,088
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(1,448)	(625)
Charge for the year		833	837
Reclassified as held for sale (note 15)		2,268
Exchange realignment		4	(14)
Ending Balance		(17)	(1,448)
Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		4,473
Ending Balance		153	4,473
Developed technology [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		5,913	5,829
Additions			151
Reclassified as held for sale (note 15)		(5,773)
Exchange realignment		13	(67)
Ending Balance		153	5,913
Developed technology [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(1,440)	(625)
Charge for the year		824	829
Reclassified as held for sale (note 15)		2,268
Exchange realignment		4	(14)
Ending Balance		0	(1,440)
Brand name[member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		167
Ending Balance		158	167
Brand name[member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		175	0
Additions			177
Reclassified as held for sale (note 15)		0
Exchange realignment		0	(2)
Ending Balance		175	175
Brand name[member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(8)	0
Charge for the year		9	8
Reclassified as held for sale (note 15)		0
Exchange realignment		0	0
Ending Balance		$ (17)	$ (8)

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.